Loan Receivable - Carrying Value of Term Loan Facility (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Loans Receivable Net [Abstract]
15% Term loan facility	$ 1,000	$ 1,000
Unamortized discount	(110)	(119)
Accrued interest	185	30
Net carrying amount	$ 1,075	$ 911